Income Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Taxes [Abstract]
Schedule of Income Tax Expenses

The income tax expenses comprise:

	For the six months ended June 30,
	2025	2026	2026
	RMB	RMB	US$
Current income tax expense	3,439	495	73
Deferred income tax expense (benefit)	(831)	8	1
Income tax expenses	2,608	503	74

Schedule of Reconciliation of Differences Between the Statutory Tax Rate and the Effective Tax Rate

A reconciliation of the differences between the statutory tax rate and the effective tax rate for CIT for the six months ended June 30, 2025 and 2026 is as follows:

	For the six months ended June 30,
	2025	2026
Income tax computed at PRC statutory tax rate	25.0%	25.0%
Effect of tax-preferential entities	50.6%	(5.9)%
Non-deductible expenses and others	(54.5)%	(16.5)%
Income tax expense	21.1%	2.6%

Schedule of Components of Deferred Taxes

The components of deferred taxes are as follows:

	As of December 31,	As of June 30,
	2025	2026	2026
	RMB	RMB	US$
Deferred tax assets:
Allowance for credit losses	33,941	33,875	4,993
Net operating losses carried forward	3,347	3,382	498
Total deferred tax assets	37,288	37,257	5,491